TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2020	2019

Beginning balance	$5,597	$3,214
Additions for prior year tax positions	657	484
Additions for current year tax positions	871	1,899

Ending balance	$7,125	$5,597

Summary of Taxes on Income

c. Taxes on income are comprised as follows:

	Year ended December 31,
	2020	2019	2018

Current taxes	$3,995	$4,678	$5,371
Deferred taxes	333	(1,535)	(2,308)

	$4,328	$3,143	$3,063

Domestic	$2,648	$1,833	$2,049
Foreign	1,680	1,310	1,014

	$4,328	$3,143	$3,063

	Year ended December 31,
	2020	2019	2018
Domestic taxes:

Current taxes	$3,166	$3,670	$2,206
Deferred taxes	(518)	(1,837)	(157)

	2,648	1,833	2,049
Foreign taxes:

Current taxes	829	1,008	3,165
Deferred taxes	851	302	(2,151)

	1,680	1,310	1,014

	$4,328	$3,143	$3,063

Significant Components of Deferred Tax Liabilities and Assets

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's and its subsidiaries' deferred tax liabilities and assets are as follows:

	December 31,
	2020	2019

Carryforward losses and tax credit	$6,962	$7,175
Deferred revenues	4,158	4,967
Temporary differences	6,071	4,484

Deferred tax assets before valuation allowance	17,191	16,626
Valuation allowance	(1,992)	(1,477)

Net deferred tax assets	15,199	15,149

Intangible assets, including goodwill	(4,699)	(5,140)
Depreciable assets	(2,024)	(1,497)
Unrealized gains on marketable securities	(453)	(388)

Deferred tax liability	(7,176)	(7,025)

Net deferred tax assets	$8,023	$8,124

Reconciliation Between Theoretical and Actual Tax Expense

g.A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the consolidated statements of income is as follows:

	Year ended December 31,
	2020	2019	2018

Income before taxes, as reported in the consolidated statements of income	$13,964	$25,709	$14,798

Statutory tax rate	23%	23%	23%
Theoretical tax expense (benefit) on the above amount at the Israeli statutory tax rate	$3,212	$5,913	$3,404
Tax adjustment in respect of different tax rate of foreign subsidiary	(185)	-	65
Non-deductible expenses and other permanent differences	83	188	(340)
Deferred taxes on losses for which valuation allowance was provided, net	959	592	743
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	(152)	(2,175)	(2,259)
Foreign withholding taxes	1,489	-	-
Stock compensation relating to stock options per ASC No. 718	1,258	821	1,073
Income taxes in respect of prior years	292	330	273
Change of tax rate	(599)	-	696
Approved, Privileged and Preferred enterprise loss (benefits) (*)	(1,844)	(2,783)	(684)
Other	(185)	257	92

Actual tax expense	$4,328	$3,143	$3,063

(*) Basic earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status	$0.04	$0.06	$0.00

Diluted earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status	$0.04	$0.06	$0.00

Schedule of Income Before Income Taxes

h.Income before taxes on income is comprised as follows:

	Year ended December 31,
	2020	2019	2018

Domestic	$7,751	$19,185	$9,009
Foreign	6,213	6,524	5,789

Income before taxes on income	$13,964	$25,709	$14,798